Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–146.42%(a)
New York–143.33%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB (Acquired 10/28/2021; Cost $358,500)(b)(c)	4.00%	07/01/2051	$341	$17,057
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	150	145,049
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	916,593
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,022,673
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(d)	0.00%	07/15/2034	5,000	3,579,448
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	375	377,693
Series 2017 A, RB	5.00%	08/01/2047	1,000	969,940
Build NYC Resource Corp.;
Series 2025, RB(e)	5.63%	07/01/2045	90	89,620
Series 2025, RB(f)	5.50%	07/01/2050	485	507,052
Series 2025, RB(e)	5.25%	10/15/2050	500	494,815
Series 2025, RB(f)	5.50%	07/01/2055	250	260,009
Series 2025, RB(e)	6.00%	07/01/2060	100	100,591
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	100	96,574
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	555	522,370
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	50	49,702
Series 2022, RB(e)	5.75%	06/01/2062	250	243,703
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	96,813
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	575	581,051
Series 2023, RB	5.25%	07/01/2062	1,855	1,864,214
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	150	141,347
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	50	54,009
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,840,463
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	25	27,061
Series 2025, RB	5.50%	12/01/2051	50	53,330
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(e)	6.50%	07/01/2057	1,000	982,920
City of New York NY; Series 2025, GO Bonds(g)	5.25%	10/01/2055	2,000	2,103,518
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	300	298,120
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	1,250	1,267,586
Series 2025, RB	5.50%	12/01/2055	500	523,923
Long Island (City of), NY Power Authority; Series 2025 A, Ref. RB	5.25%	09/01/2050	2,210	2,369,966
Long Island (City of), NY Power Authority (Green Bonds); Series 2023 E, RB	5.00%	09/01/2053	500	519,935
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	150	150,607
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	205	205,389
Series 2017 B-1, RB	5.25%	11/15/2057	3,000	3,041,646
Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	5,000	2,632,084
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,017,168
Series 2020 C-1, RB	5.25%	11/15/2055	750	771,879
Series 2024, Ref. RB	5.00%	11/15/2050	2,000	2,091,126
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2044	320	304,696
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	753,381
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	35	37,312
Series 2024, Ref. RB	5.25%	06/01/2054	100	105,148
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(e)	5.00%	06/01/2050	100	96,320
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	$3,110	$3,109,844
Series 2016 A, RB	5.00%	11/15/2056	4,500	4,486,378
Nassau (County of), NY; Series 2024 A, GO Bonds	4.00%	04/01/2054	250	231,632
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(d)(h)	0.00%	01/01/2058	1,220	0
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,008,768
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	500	526,983
Two Hundred Forty Six Series 2024, Ref. RB(f)	5.00%	09/01/2043	250	261,512
Two Hundred Thirty-First Series 2022, Ref. RB(f)	5.50%	08/01/2047	8,000	8,503,281
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	5,100	4,667,829
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	455,783
Series 2024 D, GO Bonds	5.25%	04/01/2047	500	529,545
Series 2025 A-1, GO Bonds	5.25%	08/01/2053	1,000	1,054,835
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2043	1,700	1,813,762
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	250	263,171
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	2,020	2,142,408
Series 2021 CC-1, RB	4.00%	06/15/2051	6,000	5,526,052
Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	2,760,551
Series 2024 AA, RB	4.00%	06/15/2054	250	229,680
Subseries 2025 AA-1, RB	5.25%	06/15/2055	500	532,536
New York (City of), NY Transitional Finance Authority;
Series 2014, VRD RB(i)	0.03%	08/01/2043	535	535,000
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,442,634
Series 2019 B-1, RB	4.00%	11/01/2042	5,000	4,913,383
Series 2020, RB	4.00%	05/01/2046	2,000	1,875,682
Series 2021 B-1, RB	4.00%	08/01/2042	1,000	977,452
Series 2023 A, RB	4.00%	05/01/2045	2,000	1,902,448
Series 2025 A, RB	5.00%	05/01/2054	500	518,622
Series 2025 B, RB	5.00%	05/01/2051	150	155,951
Series 2025 B, RB	5.25%	05/01/2055	100	105,867
Series 2025 E, RB	4.13%	11/01/2053	2,000	1,866,661
Series 2025 H, RB	4.50%	11/01/2052	1,000	996,986
New York (State of) Dormitory Authority;
Series 2015, Ref. RB	5.00%	07/01/2043	535	535,220
Series 2020 A, Ref. RB	4.00%	03/15/2048	2,000	1,847,583
Series 2022 A, Ref. RB	5.00%	05/01/2052	200	201,701
Series 2022, RB(g)	4.00%	03/15/2049	6,500	5,992,498
Series 2024 A, RB	5.50%	05/01/2049	50	51,957
Series 2024 A, RB	5.50%	05/01/2056	150	154,687
Series 2024 A, Ref. RB	4.00%	03/15/2054	2,105	1,931,439
Series 2024 B, Ref. RB	4.00%	03/15/2054	500	464,050
Series 2025 A, Ref. RB	5.00%	03/15/2055	1,000	1,044,875
Series 2025 C, Ref. RB	5.00%	03/15/2055	1,000	1,040,037
Series 2025, RB	5.13%	11/15/2050	150	151,242
Series 2025, RB	5.13%	11/15/2055	125	125,443
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	100	102,250
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(j)	5.25%	07/01/2028	1,500	1,536,664
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,784,950
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(j)	5.00%	07/01/2051	50	52,009
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2024, RB	5.50%	11/01/2044	200	213,539
New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2047	235	206,019
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	500	531,747
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	3,500	3,651,381
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	$1,985	$1,891,383
Series 2019 A, RB	5.00%	07/01/2049	1,785	1,816,804
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI)(j)	5.25%	07/01/2045	125	134,890
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	1,545	1,574,891
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	983,366
New York (State of) Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	250	255,862
New York (State of) Housing Finance Agency (Green Bonds); Series 2024 A-1, RB	5.00%	06/15/2054	300	309,537
New York (State of) Mortgage Agency (Social Bonds); Series 2023 252, RB	4.45%	10/01/2043	75	75,813
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	2,000	1,810,934
Series 2024 A, RB	4.00%	11/15/2054	250	229,145
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(j)	5.13%	11/15/2063	1,000	1,049,624
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	2,000	1,828,107
Series 2025 A, RB	5.00%	03/15/2049	500	522,986
Series 2025 A, RB	5.00%	03/15/2051	1,500	1,564,888
New York City Health and Hospitals Corp.; Series 2023, RB	4.60%	08/01/2048	555	552,489
New York City Health and Hospitals Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	1,620	1,623,808
Series 2024 C-1, RB	4.50%	08/01/2054	500	489,010
Series 2025 A-1, RB	4.80%	11/01/2055	750	744,263
New York City Housing Development Corp.; Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	200	200,926
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,965	1,966,734
Series 2016 B, RB(d)	0.00%	11/15/2044	1,730	701,814
Series 2016, RB(d)	0.00%	11/15/2056	4,000	851,862
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	855	825,429
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	7,000	3,165,744
Series 2005 S-2, RB(d)	0.00%	06/01/2050	14,850	2,262,874
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	2,500	2,500,009
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	1,000	1,202,487
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	500	399,909
Series 2021 A, Ref. RB	2.88%	11/15/2046	3,325	2,447,884
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	575	587,606
New York State Urban Development Corp.; Series 2020 C, Ref. RB	5.00%	03/15/2050	1,410	1,449,411
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2044	615	587,636
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,246,121
Series 2021, Ref. RB(g)	4.00%	03/15/2046	9,000	8,496,280
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,340,206
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(f)	5.00%	01/01/2034	805	822,689
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(f)	5.38%	06/30/2060	1,500	1,505,359
Series 2024, RB (INS - BAM)(f)(j)	5.00%	06/30/2060	2,500	2,504,709
Series 2024, RB(f)	5.50%	06/30/2060	700	709,519
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM)(f)(j)	5.25%	06/30/2049	735	756,926
Series 2025, RB (INS - AGI)(f)(j)	6.00%	06/30/2060	500	540,704
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(f)	5.00%	07/01/2041	2,500	2,500,209
Series 2016 A, RB(f)	5.00%	07/01/2046	1,000	997,538
Series 2016 A, RB(f)(g)(k)	5.00%	07/01/2046	7,000	6,982,770
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(f)(j)(l)	5.00%	12/31/2054	500	326,895
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(f)(j)	5.25%	12/31/2054	$750	$763,018
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	250	226,180
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	1,725	1,658,043
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGI)(j)	4.00%	12/01/2049	2,000	1,838,811
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	150	127,546
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	150	161,770
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,935	2,672,332
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	710	705,858
Series 2025, RB	5.50%	12/01/2056	245	269,352
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	35	39,928
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,320	1,337,559
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	7,755	2,359,688
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	96,000	7,025,395
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	100	106,055
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,086,358
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	500	508,583
Series 2024, RB	6.00%	12/01/2053	500	507,720
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	845	772,578
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	200,000
Series 2013 A, RB(b)	5.00%	07/01/2032	750	150,000
Series 2013 A, RB(b)	5.00%	07/01/2038	2,000	400,000
Triborough Bridge & Tunnel Authority; Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	896,201
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,120	2,178,053
Series 2022 C, RB	5.00%	05/15/2047	175	181,437
Series 2022, RB(g)	5.25%	05/15/2062	8,000	8,345,434
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.25%	12/01/2054	500	530,349
Triborough Bridge & Tunnel Authority( MTA Brdiges & Tunnels); Series 2023 A, RB(g)	4.25%	05/15/2058	10,000	9,446,276
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,841,127
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	1,030	1,072,442
Westchester County Industrial Development Agency; Series 2025 A-1, RB(e)	6.20%	12/01/2042	200	199,072
Westchester County Local Development Corp.; Series 2025, RB	7.25%	11/01/2045	440	484,302
Westchester County Local Development Corp. (Betheal Methodist); Series 2020 A, Ref. RB	5.00%	07/01/2040	150	138,128
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	392,227
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	350	326,037
Series 2021, Ref. RB(e)	4.50%	07/01/2056	600	487,489
Series 2021, Ref. RB(e)	5.00%	07/01/2056	400	353,413
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2023, RB (INS - AGI)(j)	5.75%	11/01/2048	150	163,612
Series 2023, RB (INS - AGI)(j)	5.75%	11/01/2053	1,250	1,354,876
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,500	2,121,226
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	275	249,910
				231,354,863
Puerto Rico–2.92%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	495	501,795
Series 2002, RB	5.63%	05/15/2043	145	147,391
Series 2005 A, RB(d)	0.00%	05/15/2050	3,000	618,831
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	849	755,428
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB(d)	0.00%	07/01/2046	$7,884	$2,688,426
				4,711,871
Guam–0.17%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2045	250	267,060
TOTAL INVESTMENTS IN SECURITIES(m)–146.42% (Cost $239,673,416)				236,333,794
FLOATING RATE NOTE OBLIGATIONS–(18.55)%
Notes with interest and fee rates ranging from 3.34% to 3.38% at 11/30/2025 and contractual maturities of collateral ranging from 05/01/2043 to 05/15/2062(n)				(29,940,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.72)%				(46,349,493)
OTHER ASSETS LESS LIABILITIES–0.85%				1,367,140
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$161,411,441
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $767,057, which represented less than 1% of the Trust’s Net Assets.

(c)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Trust’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $18,019,595, which represented 11.16% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,660,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $43,180,538 are held by TOB Trusts and serve as collateral for the $29,940,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$236,333,794	$0	$236,333,794
Invesco Trust for Investment Grade New York Municipals